UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Totals:	89
Form 13F Information Table Value Totals:	$83,731